CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,046,261)	$ (1,190,473)	$ (2,731,898)	$ (2,409,756)
Depreciation and amortization	202,934	171,559	356,348	384,919
Issuance of capital stock for services and expenses	254,500	214,000
Issuance of warrants for services and expenses	25,000	0	326,500	660,251
Issuance of capital stock for accrued liabilities	124,630	11,454	38,693	0
Stock based compensation	192,356	218,166	266,172	151,118
Amortization of debt discount			0	11,153
Beneficial conversion feature			216,000	0
Gain/ (Loss) on sale of assets	(10,380)	(3,345)	(7,690)	(3,911)
Gain on extinguishment of debt			(394,057)
Loss on purchase of warrants and additional investment right	850,000	0
Provision for losses on accounts receivable	620	0
Loss on repurchase of outstanding warrants			500,000	0
Changes in operating assets and liabilities
Accounts receivable	84,853	108,831	(188,973)	59,844
Prepaid expenses	88,010	(37,596)	60,226	(251,833)
Inventory	(296,396)	40,275	109,896	168,182
Accounts payable - trade and accrued expenses	723,098	182,632	749,248	(81,758)
Other assets			(5,070)	0
Deferred revenue	(500,000)	0	666,667	0
Income tax receivable	12,653	(5,115)	(20,236)	(500)
CASH (USED IN) OPERATING ACTIVITIES	(1,294,383)	(289,612)	(58,174)	(1,312,291)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(14,703)	4,393	(109,167)	(121,060)
Proceeds from sale of equipment	11,251	3,246	9,058	13,377
Purchase of investments- deposit			0	50
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	(3,452)	7,639	(100,109)	(107,633)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on line of credit	109,784	(26,764)	62,098	(136,957)
Repayment of debt	(40,000)	0	(956,935)	(650,000)
Proceeds from the issuance of common stock	99,972	272,941	2,626,669	943,233
Repayments of capital leases	(6,690)	(6,999)	(12,676)	(23,221)
Proceeds from the issuance of convertible debt			0	1,300,000
Purchase of outstanding warrants			(500,000)	0
Change in noncontrolling interest	8,326	(14,691)	(12,021)	(4,755)
NET CASH PROVIDED BY FINANCING ACTIVITIES	171,392	224,487	1,207,135	1,428,300
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(1,126,443)	(57,486)	1,048,852	8,376
CASH AND CASH EQUIVALENTS, beginning of period	1,141,165	92,313	92,313	83,937
CASH AND CASH EQUIVALENTS, end of period	14,722		1,141,165	92,313
Supplemental disclosures of cash flow information:
Interest paid	15,545	27,646	135,828	164,503
Taxes paid	0	0	0	3,041
Non-cash investing and financing activities:
Debenture converted to common stock	750,000	200,000	425,000	425,000
Note payable issued for additional investment right	850,000	0
Issuance of common stock for acquisition			0	200,000
Issuance of common stock for conversion of liabilities			0	262,987
Issuance of note payable for acquisition			0	100,000
Acquisition of leased equipment			597	0
Issuance of common stock for asset purchase			162,500	0
Issuance of common stock for debt extinguishment			$ 451,370	$ 0